UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number: 811-04413

Exact name of registrant as specified in charter:
Delaware Group® Equity Funds IV

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: September 30

Date of reporting period: March 31, 2009

Item 1. Reports to Stockholders

Semiannual report

Delaware Global Real Estate Securities Fund

March 31, 2009

International equity mutual fund

Disclosure of Fund expenses	1

Country and sector allocations	3

Statement of net assets	4

Statement of operations	10

Statements of changes in net assets	11

Financial highlights	12

Notes to financial statements	14

About the organization	23

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period October 1, 2008 to March 31, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 to March 31, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Global Real Estate Securities Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/08	3/31/09	Expense Ratio	10/1/08 to 3/31/09*
Actual Fund return
Class A	$1,000.00	$552.20	1.15%	$4.45
Institutional Class	1,000.00	552.20	1.15%	4.45
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.20	1.15%	$5.79
Institutional Class	1,000.00	1,019.20	1.15%	5.79

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Country and sector allocations
Delaware Global Real Estate Securities Fund	As of March 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Country	Percentage of net assets
Common Stock	86.27%
Australia	7.31%
Brazil	0.58%
Canada	2.77%
Finland	0.45%
France	5.89%
Hong Kong	14.57%
Italy	0.31%
Japan	11.79%
Malaysia	0.64%
Netherlands	1.85%
Singapore	1.72%
Sweden	0.54%
Switzerland	0.74%
United Kingdom	3.54%
United States	33.57%
Repurchase Agreement	12.98%
Total Value of Securities	99.25%
Receivables and Other Assets Net of Liabilities	0.75%
Total Net Assets	100.00%

Sector	Percentage of net assets
Apartment REITs	5.79%
Diversified REITs	18.74%
Health Care REITs	6.18%
Hotel REITs	0.83%
Office REITs	10.09%
Real Estate Management and Service Companies	7.14%
Real Estate Operating Companies	16.96%
Regional Mall REITs	3.53%
Self-Storage REITs	3.07%
Shopping Center REITs	12.52%
Warehouse/Industrial REITs	1.42%
Total	86.27%

Statement of net assets
Delaware Global Real Estate Securities Fund	March 31, 2009 (Unaudited)

		Number of shares	Value (U.S. $)
Common Stock – 86.27%Δ
Australia – 7.31%
±	CFS Retail Property Trust	12,083	$13,727
±	Dexus Property Group	9,406	4,900
±	Stockland	2,820	6,024
±	Westfield Group	8,797	60,971
			85,622
Brazil – 0.58%
†	BR Malls Participacoes	1,107	6,803
			6,803
Canada – 2.77%
	Boardwalk Real Estate Investment Trust	230	4,744
	Canadian Real Estate Investment Trust	701	11,117
	RioCan Real Estate Investment Trust	1,667	16,596
			32,457
Finland – 0.45%
±	Citycon	2,739	5,294
			5,294
France – 5.89%
±	Klepierre	476	8,362
±	Unibail-Rodamco	428	60,563
			68,925
Hong Kong – 14.57%
±	China Overseas Land & Investment	10,000	15,673
±	China Resources Land	12,000	18,579
±	Hang Lung Group	5,000	15,230
±	Henderson Land Development	4,600	17,541
±	Link REIT	8,016	15,894
±	New World China Land	12,400	4,219
±	New World Development	7,000	6,988
±	Shenzhen Investment	14,000	3,482
±	Shimao Property Holdings	9,500	8,305
±	Sun Hung Kai Properties	6,800	61,016
±	Wharf Holdings	1,500	3,735
			170,662
Italy – 0.31%
±	Beni Stabili	6,618	3,644
			3,644

Statement of net assets
Delaware Global Real Estate Securities Fund

		Number of shares	Value (U.S. $)
Common Stock (continued)
Japan – 11.79%
±	Japan Prime Realty Investment	4	$7,434
±	Japan Real Estate Investment	2	15,366
±	Mitsubishi Estate	3,500	39,708
±	Mitsui Fudosan	3,000	32,913
±	Nippon Accommodations Fund	2	8,122
±	Nippon Building Fund	3	25,932
±	NTT Urban Development	4	3,238
±	Tokyu REIT	1	5,336
			138,049
Malaysia – 0.64%
±	KLCC Property Holdings	9,050	7,445
			7,445
Netherlands – 1.85%
±†	Corio	525	21,712
			21,712
Singapore – 1.72%
±	Ascendas Real Estate Investment Trust	5,300	4,264
±	CapitaLand	5,000	7,667
±	CapitaMall Trust	6,000	5,226
±	Parkway Life Real Estate Investment Trust	6,000	3,002
			20,159
Sweden – 0.54%
±	Hufvudstaden Class A	1,221	6,282
			6,282
Switzerland – 0.74%
±†	PSP Swiss Property	205	8,641
			8,641
United Kingdom – 3.54%
±	Great Portland Estates	2,696	9,400
±	Hammerson	3,018	10,988
±	Land Securities Group	2,589	16,183
±	Shaftesbury	1,161	4,844
			41,415

	Number of shares	Value (U.S. $)
Common Stock (continued)
United States – 33.57%
Alexandria Real Estate Equities	300	$10,920
AMB Property	335	4,824
AvalonBay Communities	263	12,377
Boston Properties	500	17,515
BRE Properties	150	2,945
Camden Property Trust	250	5,395
Corporate Office Properties Trust	300	7,449
† Corrections Corporation of America	450	5,765
DCT Industrial Trust	700	2,219
Digital Realty Trust	830	27,538
EastGroup Properties	50	1,404
Equity Lifestyle Properties	100	3,810
Equity Residential	1,160	21,285
Essex Property Trust	100	5,734
Federal Realty Investment Trust	200	9,200
HCP	750	13,388
Health Care REIT	400	12,236
Highwoods Properties	300	6,426
Host Hotels & Resorts	2,000	7,840
Kilroy Realty	200	3,438
Kimco Realty	510	3,886
Kite Realty Group Trust	750	1,838
Liberty Property Trust	1,000	18,940
Macerich	300	1,878
Mack-Cali Realty	450	8,915
Mid-America Apartment Communities	155	4,779
Nationwide Health Properties	500	11,095
Omega Healthcare Investors	50	704
ProLogis	1,270	8,255
Public Storage	650	35,912
Ramco-Gershenson Properties Trust	650	4,193
Regency Centers	450	11,957
Senior Housing Properties Trust	1,150	16,123
Simon Property Group	1,041	36,059
Starwood Hotels & Resorts Worldwide	150	1,905
Tanger Factory Outlet Centers	100	3,086
Taubman Centers	200	3,408
UDR	278	2,394
Ventas	700	15,827

Statement of net assets
Delaware Global Real Estate Securities Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
United States (continued)
Vornado Realty Trust	608	$20,221
		393,083
Total Common Stock (cost $1,591,564)		1,010,193

	Principal amount
Repurchase Agreement* – 12.98%
BNP Paribas 0.08%, dated 3/31/09, to be
repurchased on 4/1/09, repurchase price $152,000
(collateralized by U.S. Government obligations,
6/11/09-2/11/10; with market value $155,120)	$152,000	152,000
Total Repurchase Agreement (cost $152,000)		152,000
Total Value of Securities – 99.25%
(cost $1,743,564)		1,162,193
Receivables and Other Assets
Net of Liabilities – 0.75%		8,791
Net Assets Applicable to 360,026
Shares Outstanding – 100.00%		$1,170,984
Net Asset Value – Delaware Global Real Estate Securities Fund
Class A ($593 / 182.27 Shares)		$3.25
Net Asset Value – Delaware Global Real Estate Securities Fund
Institutional Class ($1,170,391 / 359,844 Shares)		$3.25

Components of Net Assets at March 31, 2009:
Shares of beneficial interest (unlimited authorization - no par)	$3,047,647
Undistributed net investment income	27,988
Accumulated net realized loss on investments	(1,323,284)
Net unrealized depreciation of investments and foreign currencies	(581,367)
Total net assets	$1,170,984

Δ	Securities have been classified by country of origin.
†	Non income producing security.
±	Security is being valued based on international fair value pricing. At March 31, 2009, the aggregate amount of international fair value priced securities was $577,850, which represented 49.35% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
*	See Note 1 in “Notes to financial statements.”

Summary of Abbreviations:
HKD – Hong Kong Dollar
JPY – Japanese Yen
MYR – Malaysia Ringgit
REIT – Real Estate Investment Trust
USD – United States Dollar

Net Asset Value and Offering Price per Share —
Delaware Global Real Estate Securities Fund
Net asset value Class A (A)	$3.25
Sales charge (5.75% of offering price) (B)	0.20
Offering price	$3.45

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $1,000,000 or more.

Statement of net assets
Delaware Global Real Estate Securities Fund

Foreign Currency Exchange Contracts[1]
The following foreign currency exchange contracts were outstanding at March 31, 2009:

Contracts to					Unrealized
Receive (Deliver)		In Exchange For		Settlement Date	Depreciation
HKD	(19,484)	USD	2,514	4/1/09	$—
JPY	399,828	USD	(4,116)	4/1/09	(76)
MYR	(2,965)	USD	812	4/1/09	(2)
					$(78)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the unrealized depreciation is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes

Statement of operations
Delaware Global Real Estate Securities Fund	Six Months Ended March 31, 2009 (Unaudited)

Investment Income:
Dividends	$46,456
Interest	180
Foreign tax withheld	(1,751)
44,885

Expenses:
Custodian fees	10,457
Management fees	6,701
Audit and tax	5,526
Pricing fees	1,458
Registration fees	913
Dues and services	532
Accounting and administration expenses	271
Legal fees	178
Dividend disbursing and transfer agent fees and expenses	76
Trustees’ fees	57
Insurance fees	30
Reports and statements to shareholders	22
Consulting fees	15
Trustees’ expenses	4
26,240
Less expenses waived	(18,409)
Total operating expenses	7,831
Net Investment Income	37,054

Net Realized and Unrealized Loss on Investments and Foreign Currencies:
Net realized loss on:
Investments	(688,823)
Foreign currencies	(2,888)
Net realized loss	(691,711)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(294,095)
Net Realized and Unrealized Loss on Investments
and Foreign Currencies	(985,806)

Net Decrease in Net Assets Resulting from Operations	$(948,752)

See accompanying notes

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Statements of changes in net assets
Delaware Global Real Estate Securities Fund

	Six Months Ended	Year Ended
	3/31/09	9/30/08*
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$37,054	$49,068
Net realized loss on investments and foreign currencies	(691,711)	(642,678)
Net change in unrealized
appreciaton/depreciation of investments and foreign currencies	(294,095)	(287,272)
Net decrease in net assets resulting from operations	(948,752)	(880,882)

Dividends and Distributions to Shareholders from:
Net investment income:
Institutional Class	—	(41,295)

Net realized gain on investments:
Institutional Class	(5,734)	—
	(5,734)	(41,295)

Capital Share Transactions:
Proceeds from shares sold:
Class A	501	1,503
Institutional Class	—	3,000,025

Net asset value of shares issued upon
reinvestment of dividends and distributions:
Institutional Class	5,734	41,294
	6,235	3,042,822
Cost of shares repurchased:
Class A	—	(1,410)
Increase in net assets derived from capital share transactions	6,235	3,041,412
Net Increase (Decrease) in Net Assets	(948,251)	2,119,235

Net Assets:
Beginning of period	2,119,235	—
End of period (including distribution in excess of
net investment income of $27,988 and $6,117, respectively)	$1,170,984	$2,119,235

*Fund commenced operations on September 28, 2007.

See accompanying notes

11

Financial highlights
Delaware Global Real Estate Securities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	Year Ended
	3/31/09[1]	9/30/08[2]
	(Unaudited)
Net asset value, beginning of period	$5.910	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.103	0.138
Net realized and unrealized loss on investments
and foreign currencies	(2.747)	(2.611)
Total from investment operations	(2.644)	(2.473)

Less dividends and distributions from:
Net investment income	—	(0.117)
Net realized gain on investments	(0.016)	—
Total dividends and distributions	(0.016)	(0.117)

Net asset value, end of period	$3.250	$5.910

Total return[4]	(44.78% )	(29.40% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1	$—
Ratio of expenses to average net assets	1.15%	1.15%
Ratio of expenses to average net assets prior to fees waived	4.17%	4.69%
Ratio of net investment income to average net assets	5.47%	1.94%
Ratio of net investment income (loss) to average net assets
prior to fees waived	2.45%	(1.60% )
Portfolio turnover	107%	133%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Fund commenced operations on September 28, 2007.
[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

12

Financial highlights
Delaware Global Real Estate Securities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	Year Ended
	3/31/09[1]	9/30/08[2]
	(Unaudited)
Net asset value, beginning of period	$5.910	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.103	0.138
Net realized and unrealized loss on investments
and foreign currencies	(2.747)	(2.611)
Total from investment operations	(2.644)	(2.473)

Less dividends and distributions from:
Net investment income	—	(0.117)
Net realized gain on investments	(0.016)	—
Total dividends and distributions	(0.016)	(0.117)

Net asset value, end of period	$3.250	$5.910

Total return[4]	(44.78% )	(29.40% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,170	$2,119
Ratio of expenses to average net assets	1.15%	1.15%
Ratio of expenses to average net assets prior to fees waived	3.87%	4.39%
Ratio of net investment income to average net assets	5.47%	1.94%
Ratio of net investment income (loss) to average net assets
prior to fees waived	2.75%	(1.30% )
Portfolio turnover	107%	133%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Fund commenced operations on September 28, 2007.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

13

Notes to financial statements
Delaware Global Real Estate Securities Fund	March 31, 2009 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Global Real Estate Securities Fund, Delaware Growth Opportunities Fund and Delaware Healthcare Fund. These financial statements and the related notes pertain to the Delaware Global Real Estate Securities Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. The Fund is available only to certain residents of certain states. As of March 31, 2009, Class C and Class R had not commenced operations.

The investment objective of the Fund is to seek maximum long-term total return through a combination of current income and capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

14

Notes to financial statements
Delaware Global Real Estate Securities Fund

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in

15

calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earning credits for the period ended March 31, 2009.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.99% on the first $100 million of average daily net assets of the Fund, 0.90% on the next $150 million, and 0.80% on average daily net assets in excess of $250 million.

DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) do not exceed 1.15% of average daily net assets of the Fund. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver may be discontinued at any time because it is voluntary, and applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended March 31, 2009, the Fund was charged $34 for these services.

16

Notes to financial statements
Delaware Global Real Estate Securities Fund

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has voluntarily agreed to waive all such distribution and service fees at this time. This expense waiver may be discontinued at any time because it is voluntary, and applies only to expenses paid directly by the Fund.

At March 31, 2009, the Fund had receivables due from and liabilities payable to affiliates as follows:

Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	$(19)
Other expenses payable to DMC and affiliates*	(287)
Receivable from DMC under expense limitation agreement	2,817

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended March 31, 2009, the Fund was charged $53 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended March 31, 2009, the Fund made purchases of $731,949 and sales of $682,873 of investment securities other than short-term investments.

At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until the fiscal year end. At March 31, 2009, the cost of investments was $1,972,672. At March 31, 2009, net unrealized depreciation was $810,479, of which $9,106 related to unrealized appreciation of investments and $819,585 related to unrealized depreciation of investments.

Effective October 1, 2008, the Fund adopted Financial Accounting Standard No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a

17

three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – Inputs are quoted prices in active markets
Level 2 – Inputs are observable, directly or indirectly
Level 3 – Inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

	Securities	Derivatives
Level 1	$584,343	$—
Level 2	577,850	(78)
Level 3	—	—
Total	$1,162,193	$(78)

As a result of utilizing international fair value pricing at March 31, 2009, 49.72% of the portfolio was categorized as Level 2 in the FAS 157 hierarchy.

There were no Level 3 securities at the beginning or end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended March 31, 2009 and the year ended September 30, 2008 was as follows:

	Six Months Ended	Year Ended
	3/31/09*	9/30/08
Ordinary income	$61	$41,295
Long-term capital gain	5,673	—
Total	$5,734	$41,295

*Tax information for the six months ended March 31, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

18

Notes to financial statements
Delaware Global Real Estate Securities Fund

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of March 31, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$3,047,647
Undistributed ordinary income	32,771
Realized losses 10/1/08 – 3/31/09	(601,073)
Post-October losses	(495,752)
Post-October currency losses	(2,134)
Unrealized depreciation of investments and foreign currencies	(810,475)
Net assets	$1,170,984

The undistributed earnings for the Delaware Global Real Estate Securities Fund are estimated pending final notification of the tax character of distributions received from investments in REITs.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of wash sales.

Post-October losses represent losses realized on investment and foreign currency transactions from November 1, 2008 through March 31, 2009 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividend reclasses and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended March 31, 2009, the Fund recorded the following reclassifications.

Undistributed net investment income	$(2,949)
Accumulated net realized loss	2,949

19

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	3/31/09	9/30/08	*
Shares sold:
Class A	179	212
Institutional Class	—	352,944

Shares issued upon reinvestment of dividends and distributions:
Institutional Class	1,459	5,441
	1,638	358,597
Shares repurchased:
Class A	—	(209)
Net increase	1,638	358,388

*Fund commenced operations on September 28, 2007.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

Effective November 18, 2008, the Fund, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009.

The Fund had no amounts outstanding as of March 31, 2009, or at any time during the period then ended.

8. Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already

20

Notes to financial statements
Delaware Global Real Estate Securities Fund

owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

21

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

22

About the organization

This semiannual report is for the information of Delaware Global Real Estate Securities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Global Real Estate Securities Fund which is available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For the most recent performance, please call 800 523-1918.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments® Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

23

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

24

Semiannual report

Delaware Growth Opportunities Fund

March 31, 2009

Growth equity mutual fund

Disclosure of Fund expenses	1

Sector allocation and top 10 holdings	3

Statement of net assets	4

Statement of operations	8

Statements of changes in net assets	10

Financial highlights	12

Notes to financial statements	22

About the organization	31

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period October 1, 2008 to March 31, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 to March 31, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Growth Opportunities Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/08	3/31/09	Expense Ratio	10/1/08 to 3/31/09*
Actual Fund return
Class A	$1,000.00	$745.30	1.44%	$6.27
Class B	1,000.00	743.80	2.14%	9.30
Class C	1,000.00	741.20	2.14%	9.29
Class R	1,000.00	744.40	1.64%	7.13
Institutional Class	1,000.00	746.50	1.14%	4.96
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.75	1.44%	$7.24
Class B	1,000.00	1,014.26	2.14%	10.75
Class C	1,000.00	1,014.26	2.14%	10.75
Class R	1,000.00	1,016.75	1.64%	8.25
Institutional Class	1,000.00	1,019.25	1.14%	5.74

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2

Sector allocation and top 10 holdings
Delaware Growth Opportunities Fund	As of March 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock	96.66%
Basic Industry/Capital Goods	8.71%
Business Services	10.60%
Consumer Durables	1.53%
Consumer Non-Durables	12.20%
Consumer Services	2.75%
Energy	9.37%
Financials	5.35%
Health Care	24.39%
Technology	19.70%
Transportation	2.06%
Repurchase Agreement	4.75%
Securities Lending Collateral	15.61%
Total Value of Securities	117.02%
Obligation to Return Securities Lending Collateral	(16.46%)
Liabilities Net of Receivables and Other Assets	(0.56%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 holdings	Percentage of net assets
Biogen Idec	4.83%
Sybase	3.98%
Abraxis BioScience	3.19%
Flowers Foods	3.08%
Forest Laboratories	2.94%
Sepracor	2.82%
Dollar Tree	2.74%
Roper Industries	2.41%
Citrix Systems	2.29%
Hunt (J.B.) Transport Services	2.06%

3

Statement of net assets
Delaware Growth Opportunities Fund	March 31, 2009 (Unaudited)

		Number of shares	Value
Common Stock – 96.66%
Basic Industry/Capital Goods – 8.71%
	Agrium	69,200	$2,476,668
	Flowserve	44,200	2,480,504
	Joy Global	120,900	2,575,170
†	Mettler-Toledo International	32,100	1,647,693
†	Quanta Services	122,400	2,625,480
*	Roper Industries	106,600	4,525,170
			16,330,685
Business Services – 10.60%
†	Corrections Corporation of America	160,800	2,059,848
	Dun & Bradstreet	38,800	2,987,600
	Expeditors International of Washington	119,500	3,380,655
†	Fiserv	83,800	3,055,348
	Global Payments	85,700	2,863,237
	IMS Health	237,500	2,961,625
*†	Iron Mountain	115,100	2,551,767
			19,860,080
Consumer Durables – 1.53%
*†	LKQ	201,100	2,869,697
			2,869,697
Consumer Non-Durables – 12.20%
†	Amazon.com	49,000	3,598,560
†	Dollar Tree	115,200	5,132,160
	Flowers Foods	245,600	5,766,688
†	GameStop Class A	85,500	2,395,710
	PETsMART	141,300	2,961,648
*†	Urban Outfitters	184,500	3,020,265
			22,875,031
Consumer Services – 2.75%
*	Burger King Holdings	151,700	3,481,515
*†	Wynn Resorts	84,000	1,677,480
			5,158,995
Energy – 9.37%
	Chesapeake Energy	133,100	2,270,686
*	Core Laboratories	47,740	3,492,658
*	Diamond Offshore Drilling	41,300	2,596,118
*†	First Solar	15,600	2,070,120
*†	Geophysique-Veritas ADR	106,700	1,231,318
†	National Oilwell Varco	81,100	2,328,381
	Noble Energy	66,200	3,566,856
			17,556,137

4

		Number of shares	Value
Common Stock (continued)
Financials – 5.35%
†	Interactive Brokers Group	152,300	$2,456,599
†	IntercontinentalExchange	16,100	1,198,967
	Invesco	147,200	2,040,192
	Northern Trust	31,600	1,890,312
	People’s United Financial	136,200	2,447,514
			10,033,584
Health Care – 24.39%
†@	Abraxis BioScience	125,231	5,971,014
†	Affymetrix	740,700	2,422,089
*†	Biogen Idec	172,600	9,047,692
†	Charles River Laboratories International	122,000	3,319,620
†	Forest Laboratories	250,700	5,505,372
*†	OSI Pharmaceuticals	56,600	2,165,516
*	Perrigo	128,300	3,185,689
†	ResMed	89,471	3,161,905
†	Sepracor	360,900	5,290,794
*†	Stericycle	38,800	1,851,924
	Stryker	111,300	3,788,652
			45,710,267
Technology – 19.70%
†	American Tower Class A	98,300	2,991,269
†	ANSYS	77,800	1,952,780
	ASML Holding	66,500	1,164,415
†	Atheros Communications	152,400	2,234,184
†	Citrix Systems	189,700	4,294,808
*†	F5 Networks	179,400	3,758,430
†	Juniper Networks	124,500	1,874,970
	L-3 Communications Holdings	15,000	1,017,000
*†	Lam Research	47,500	1,081,575
†	Nuance Communications	226,700	2,461,962
†	NVIDIA	95,200	938,672
*†	salesforce.com	47,500	1,554,675
*†	Sybase	246,500	7,466,485
†	Symantec	204,500	3,055,230
†	Waters	29,000	1,071,550
			36,918,005
Transportation – 2.06%
*	Hunt (J.B.) Transport Services	160,400	3,867,244
			3,867,244
Total Common Stock (cost $201,188,858)			181,179,725

5

Statement of net assets
Delaware Growth Opportunities Fund

	Principal amount	Value
Repurchase Agreement** – 4.75%
BNP Paribas 0.08%, dated 3/31/09, to be repurchased
on 4/1/09, repurchase price $8,914,020
(collateralized by U.S. Government obligations,
6/11/09-2/11/10; with market value $9,096,988)	$8,914,000	$8,914,000
Total Repurchase Agreement (cost $8,914,000)		8,914,000

Total Value of Securities Before Securities
Lending Collateral – 101.41% (cost $210,102,858)		190,093,725

	Number of shares
Securities Lending Collateral*** – 15.61%
Investment Companies
Mellon GSL DBT II Collateral Fund	30,236,078	29,262,797
†Mellon GSL DBT II Liquidation Trust	627,630	63
Total Securities Lending Collateral (cost $30,863,708)		29,262,860

Total Value of Securities – 117.02%
(cost $240,966,566)		219,356,585 ©
Obligation to Return Securities
Lending Collateral*** – (16.46%)		(30,863,708)
Liabilities Net of Receivables and
Other Assets – (0.56%)		(1,049,850)
Net Assets Applicable to 16,295,421
Shares Outstanding – 100.00%		$187,443,027

Net Asset Value – Delaware Growth Opportunities Fund
Class A ($175,684,719 / 15,161,957 Shares)		$11.59
Net Asset Value – Delaware Growth Opportunities Fund
Class B ($3,675,828 / 393,082 Shares)		$ 9.35
Net Asset Value – Delaware Growth Opportunities Fund
Class C ($4,276,723 / 442,670 Shares)		$ 9.66
Net Asset Value – Delaware Growth Opportunities Fund
Class R ($439,114 / 38,585 Shares)		$11.38
Net Asset Value – Delaware Growth Opportunities Fund
Institutional Class ($3,366,643 / 259,127 Shares)		$12.99

6

Components of Net Assets at March 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$256,316,787
Accumulated net realized loss on investments	(47,263,779)
Net unrealized depreciation of investments	(21,609,981)
Total net assets	$187,443,027

*	Fully or partially on loan.
**	See Note 1 in “Notes to financial statements.”
***	See Note 8 in “Notes to financial statements.”
©	Includes $29,294,611 of securities loaned.
†	Non income producing security.
@	Illiquid security. At March 31, 2009, the aggregate amount of illiquid security was $5,971,014, which represented 3.19% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

ADR — American Depositary Receipt

Net Asset Value and Offering Price Per Share –
Delaware Growth Opportunities Fund
Net asset value Class A (A)	$11.59
Sales charge (5.75% of offering price) (B)	0.71
Offering price	$12.30

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

7

Statement of operations
Delaware Growth Opportunities Fund	Six Months Ended March 31, 2009 (Unaudited)

Investment Income:
Dividends	$641,565
Interest	10,779
Foreign tax withheld	(2,508)
Securities lending income	190,199	$840,035

Expenses:
Management fees	728,262
Dividend disbursing and transfer agent fees and expenses	606,654
Distribution expense – Class A	273,573
Distribution expense – Class B	22,136
Distribution expense – Class C	22,281
Distribution expense – Class R	1,330
Accounting and administration expenses	43,641
Registration fees	43,192
Legal fees	31,245
Reports and statements to shareholders	19,158
Audit and tax	14,696
Trustees’ fees	8,161
Taxes (other than taxes on income)	5,938
Insurance fees	5,352
Custodian fees	4,010
Dues and services	2,849
Consulting fees	1,862
Pricing fees	1,310
Trustees’ expenes	549	1,836,199
Less fees waived		(406,489)
Less waiver of distribution expenses – Class R		(222)
Less expense paid indirectly		(736)
Total operating expenses		1,428,752
Net Investment Loss		(588,717)

Net Realized and Unrealized Loss on Investments:
Net realized loss on investments		(45,266,837)
Net change in unrealized appreciation/depreciation
of investments		(25,835,066)
Net Realized and Unrealized Loss on Investments		(71,101,903)

Net Decrease in Net Assets Resulting from Operations		$(71,690,620)

See accompanying notes

8

Statements of changes in net assets
Delaware Growth Opportunities Fund

	Six Months	Year
	Ended	Ended
	3/31/09	9/30/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(588,717)	$(2,953,416)
Net realized gain (loss) on investments	(45,266,837)	36,834,349
Net change in unrealized
appreciation/depreciation of investments	(25,835,066)	(153,851,979)
Net decrease in net assets resulting from operations	(71,690,620)	(119,971,046)

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	(23,789,412)	(66,694,975)
Class B	(728,598)	(1,672,234)
Class C	(664,148)	(1,054,777)
Class R	(56,351)	(85,477)
Institutional Class	(401,755)	(643,646)
	(25,640,264)	(70,151,109)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,542,777	71,676,167
Class B	124,661	428,623
Class C	553,564	1,720,423
Class R	74,251	96,840
Institutional Class	217,337	499,574

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	22,556,824	61,849,924
Class B	712,258	1,625,863
Class C	642,589	1,014,234
Class R	56,349	85,475
Institutional Class	401,005	641,473
	28,881,615	139,638,596

	Six Months	Year
	Ended	Ended
	3/31/09	9/30/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	(20,715,764)	(330,685,778)
Class B	(1,467,955)	(4,647,728)
Class C	(1,022,388)	(1,837,198)
Class R	(83,749)	(83,313)
Institutional Class	(364,293)	(1,192,819)
	(23,654,149)	(338,446,836)
Increase (decrease) in net assets derived from
capital share transactions	5,227,466	(198,808,240)
Net Decrease in Net Assets	(92,103,418)	(388,930,395)

Net Assets:
Beginning of period	279,546,445	668,476,840
End of period (there was no undistributed net
investment income at either period end)	$187,443,027	$279,546,445

See accompanying notes

Financial highlights
Delaware Growth Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
3/31/09[1]	9/30/08	9/30/07	9/30/06	9/30/05		9/30/04
(Unaudited)
$17.860	$26.290	$22.870	$22.910	$18.870		$17.070

(0.035)	(0.125)	(0.167)	(0.144)	(0.161)		(0.178)
(4.543)	(5.553)	5.191	1.129	4.201		1.978
(4.578)	(5.678)	5.024	0.985	4.040		1.800

(1.692)	(2.752)	(1.604)	(1.025)	—		—
(1.692)	(2.752)	(1.604)	(1.025)	—		—

$11.590	$17.860	$26.290	$22.870	$22.910		$18.870

(25.47% )	(24.03% )	22.96%	4.20%	21.41%		10.49%

$175,685	$261,003	$638,106	$531,707	$531,604		$456,455
1.44%	1.42%	1.43%	1.43%	1.44%		1.48%

1.86%	1.52%	1.47%	1.43%	1.44%		1.48%
(0.58% )	(0.58% )	(0.69% )	(0.61% )	(0.76%	)	(0.93%	)

(1.00% )	(0.68% )	(0.73% )	(0.61% )	(0.76%	)	(0.93%	)
94%	101%	86%	80%	84%		106%

Financial highlights
Delaware Growth Opportunities Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
3/31/09[1]	9/30/08	9/30/07	9/30/06	9/30/05		9/30/04
(Unaudited)
$14.880	$22.510	$19.940	$20.230	$16.770		$15.290

(0.066)	(0.241)	(0.303)	(0.280)	(0.286)		(0.292)
(3.772)	(4.637)	4.477	1.015	3.746		1.772
(3.838)	(4.878)	4.174	0.735	3.460		1.480

(1.692)	(2.752)	(1.604)	(1.025)	—		—
(1.692)	(2.752)	(1.604)	(1.025)	—		—

$ 9.350	$14.880	$22.510	$19.940	$20.230		$16.770

(25.62% )	(24.56% )	22.09%	3.45%	20.63%		9.68%

$3,676	$6,800	$13,877	$16,868	$22,132		$25,670
2.14%	2.12%	2.13%	2.13%	2.14%		2.18%

2.56%	2.22%	2.17%	2.13%	2.14%		2.18%
(1.28% )	(1.28% )	(1.39% )	(1.31% )	(1.46%	)	(1.63%	)

(1.70% )	(1.38% )	(1.43% )	(1.31% )	(1.46%	)	(1.63%	)
94%	101%	86%	80%	84%		106%

Financial highlights
Delaware Growth Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
3/31/09[1]	9/30/08	9/30/07	9/30/06	9/30/05		9/30/04
(Unaudited)
$15.350	$23.130	$20.440	$20.720	$17.180		$15.660

(0.068)	(0.246)	(0.309)	(0.285)	(0.290)		(0.296)
(3.930)	(4.782)	4.603	1.030	3.830		1.816
(3.998)	(5.028)	4.294	0.745	3.540		1.520

(1.692)	(2.752)	(1.604)	(1.025)	—		—
(1.692)	(2.752)	(1.604)	(1.025)	—		—

$ 9.660	$15.350	$23.130	$20.440	$20.720		$17.180

(25.88% )	(24.55% )	22.07%	3.47%	20.61%		9.64%

$4,277	$6,445	$8,787	$8,126	$8,598		$8,460
2.14%	2.12%	2.13%	2.13%	2.14%		2.18%

2.56%	2.22%	2.17%	2.13%	2.14%		2.18%
(1.28% )	(1.28% )	(1.39% )	(1.31% )	(1.46%	)	(1.63%	)

(1.70% )	(1.38% )	(1.43% )	(1.31% )	(1.46%	)	(1.63%	)
94%	101%	86%	80%	84%		106%

Financial highlights
Delaware Growth Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
3/31/09[1]	9/30/08	9/30/07	9/30/06	9/30/05		9/30/04
(Unaudited)
$17.590	$25.990	$22.680	$22.770	$18.800		$17.060

(0.046)	(0.166)	(0.212)	(0.190)	(0.221)		(0.235)
(4.472)	(5.482)	5.126	1.125	4.191		1.975
(4.518)	(5.648)	4.914	0.935	3.970		1.740

(1.692)	(2.752)	(1.604)	(1.025)	—		—
(1.692)	(2.752)	(1.604)	(1.025)	—		—

$11.380	$17.590	$25.990	$22.680	$22.770		$18.800

(25.56% )	(24.16% )	22.66%	4.01%	21.12%		10.20%

$439	$601	$780	$3,520	$3,069		$387
1.64%	1.62%	1.63%	1.63%	1.72%		1.78%

2.16%	1.82%	1.77%	1.73%	1.74%		1.78%
(0.78% )	(0.78% )	(0.89% )	(0.81% )	(1.04%	)	(1.23%	)

(1.30% )	(0.98% )	(1.03% )	(0.91% )	(1.06%	)	(1.23%	)
94%	101%	86%	80%	84%		106%

Financial highlights
Delaware Growth Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
3/31/09[1]	9/30/08	9/30/07	9/30/06	9/30/05		9/30/04
(Unaudited)
$19.710	$28.650	$24.730	$24.620	$20.210		$18.240

(0.017)	(0.060)	(0.094)	(0.074)	(0.097)		(0.120)
(5.011)	(6.128)	5.618	1.209	4.507		2.090
(5.028)	(6.188)	5.524	1.135	4.410		1.970

(1.692)	(2.752)	(1.604)	(1.025)	—		—
(1.692)	(2.752)	(1.604)	(1.025)	—		—

$12.990	$19.710	$28.650	$24.730	$24.620		$20.210

(25.35% )	(23.81% )	23.28%	4.53%	21.82%		10.80%

$3,366	$4,697	$6,927	$7,816	$8,196		$7,700
1.14%	1.12%	1.13%	1.13%	1.14%		1.18%

1.56%	1.22%	1.17%	1.13%	1.14%		1.18%
(0.28% )	(0.28% )	(0.39% )	(0.31% )	(0.46%	)	(0.63%	)

(0.70% )	(0.38% )	(0.43% )	(0.31% )	(0.46%	)	(0.63%	)
94%	101%	86%	80%	84%		106%

Notes to financial statements
Delaware Growth Opportunities Fund	March 31, 2009 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Growth Opportunities Fund, Delaware Global Real Estate Securities Fund, and Delaware Healthcare Fund. These financial statements and the related notes pertain to the Delaware Growth Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes of foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Notes to financial statements
Delaware Growth Opportunities Fund

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended March 31, 2009.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess $2.5 billion.

Effective February 1, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) do not exceed 1.13% of average daily net assets of the Fund until such time as the waiver is discontinued. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver may be discontinued at any time because it is voluntary, and applies only to expenses paid directly by the Fund. Prior to February 1, 2009, this waiver was contractual.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended March 31, 2009, the Fund was charged $ 5,455 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit 12b-1 fees through January 31, 2010 for Class R shares to no more than 0.50% of average daily net assets.

At March 31, 2009, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$50,775
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	95,426
Distribution fee payable to DDLP	49,619
Other expenses payable to DMC and affiliates*	6,950

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended March 31, 2009, the Fund was charged $ 7,792 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended March 31, 2009, DDLP earned $4,912 for commissions on sales of the Fund’s Class A shares. For the six months ended March 31, 2009, DDLP received gross CDSC commissions of $2, $3,758 and $744 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended March 31, 2009, the Fund made purchases of $92,826,856 and sales of $104,659,815 of investment securities other than short-term investments.

At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments was $243,519,079. At March 31, 2009, the net unrealized depreciation was $24,162,494, of which $10,537,073 related to unrealized appreciation of investments and $34,699,567 related to unrealized depreciation of investments.

Notes to financial statements
Delaware Growth Opportunities Fund

3. Investments (continued)

Effective October 1, 2008, the Fund adopted Financial Accounting Standard No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – Inputs are quoted prices in active markets

Level 2 – Inputs are observable, directly or indirectly

Level 3 – Inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$190,093,725
Level 2	29,262,797
Level 3	63
Total	$219,356,585

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 9/30/08	$—
Net change in unrealized appreciation/depreciation	(627,567)
Net transfers in and/or out of Level 3	627,630
Balance as of 3/31/09	$63

Net change in unrealized appreciation/depreciation
from investments still held as of 3/31/09	$(627,567)

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended March 31, 2009 and the year ended September 30, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	3/31/09*	9/30/08
Ordinary income	$6,209	$6,817,613
Long-term capital gain	25,634,055	63,333,496
	$25,640,264	$70,151,109

*Tax information for the period ended March 31, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$256,316,787
Realized losses 10/1/08 – 3/31/09	(14,841,421)
Post-October losses	(29,869,845)
Unrealized depreciation of investments	(24,162,494)
Net assets	$187,443,027

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Post-October losses represent losses realized on investment transactions from November 1, 2008 through March 31, 2009 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended March 31, 2009, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Paid-in capital	$(594,926)
Accumulated net investment loss	588,717
Accumulated net realized loss	6,209

Notes to financial statements
Delaware Growth Opportunities Fund

6. Capital Shares

Transactions in capital stock shares were as follows:

	Six Months	Year
	Ended	Ended
	3/31/09	9/30/08
Shares sold:
Class A	295,574	3,289,996
Class B	12,766	22,744
Class C	55,104	90,525
Class R	6,678	4,513
Institutional Class	17,111	21,644

Shares issued upon reinvestment of dividends and distributions:
Class A	1,980,406	2,660,273
Class B	77,335	83,421
Class C	67,499	50,459
Class R	5,036	3,724
Institutional Class	31,427	25,047
	2,548,936	6,252,346

Shares repurchased:
Class A	(1,730,750)	(15,606,631)
Class B	(153,936)	(265,648)
Class C	(99,864)	(100,921)
Class R	(7,290)	(4,097)
Institutional Class	(27,662)	(50,157)
	(2,019,502)	(16,027,454)
Net increase (decrease)	529,434	(9,775,108)

For the six months ended March 31, 2009 and the year ended September 30, 2008, 73,597 Class B shares were converted to 59,481 Class A shares valued at $674,715 and 139,785 Class B shares were converted to 116,838 Class A shares valued at $2,402,818, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

Effective November 18, 2008, the Fund, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009.

The Fund had no amounts outstanding as of March 31, 2009, or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Prior to the fiscal period ended March 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term

Notes to financial statements
Delaware Growth Opportunities Fund

8. Securities Lending (continued)

of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2009, the value of securities on loan was $29,294,611, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral”.

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended March 31, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Growth Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Growth Opportunities Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Semiannual report

Delaware Healthcare Fund

March 31, 2009

Growth equity mutual fund

Disclosure of Fund expenses	1

Sector allocation and top 10 holdings	3

Statement of net assets	4

Statement of operations	7

Statements of changes in net assets	8

Financial highlights	9

Notes to financial statements	11

About the organization	19

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period October 1, 2008 to March 31, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 to March 31, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Healthcare Fund
Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/08 to
	10/1/08	3/31/09	Ratio	3/31/09*
Actual Fund return
Class A	$1,000.00	$855.30	1.35%	$6.24
Institutional Class	1,000.00	855.30	1.35%	6.24
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.20	1.35%	$6.79
Institutional Class	1,000.00	1,018.20	1.35%	6.79

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182/365 (to reflect the one-half year period).

2

Sector allocation and top 10 holdings
Delaware Healthcare Fund	As of March 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock«	101.93%
Biotechnology	11.28%
Blue Chip Medical Products	57.74%
Healthcare Services	6.88%
Miscellaneous	5.40%
Pharmaceutical Contract Research & Healthcare IT	0.40%
Small/Mid-Cap Medical Products	20.23%
Total Value of Securities	101.93%
Liabilities Net of Receivables and Other Assets	(1.93%)
Total Net Assets	100.00%

«Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
Zimmer Holdings	6.06%
Wyeth	5.55%
Charles River Laboratories International	5.00%
Lilly (Eli)	4.90%
Stryker	4.66%
Biogen Idec	4.51%
Pfizer	3.99%
Medarex	3.91%
Perrigo	3.64%
Forest Laboratories	3.43%

3

Statement of net assets
Delaware Healthcare Fund	March 31, 2009 (Unaudited)

		Number of shares	Value
Common Stock – 101.93%«
Biotechnology – 11.28%
†	Acorda Therapeutics	700	$13,867
†	Altus Pharmaceuticals	4,000	880
†	BioMarin Pharmaceutical	400	4,940
†	Cardiome Pharma	800	2,344
†	Chelsea Therapeutics International	7,500	11,475
†	Cypress Bioscience	3,500	24,885
±†	Genmab	240	9,092
†	Immunomedics	7,000	6,720
†	Inspire Pharmaceuticals	1,400	5,684
†	Ligand Pharmaceuticals Class B	4,000	11,920
†	Medarex	19,500	100,035
±†	MediGene	2,000	9,925
†	Regeneron Pharmaceuticals	800	11,088
†	Sucampo Pharmaceuticals Class A	12,000	73,560
†	Trubion Pharmaceuticals	1,600	2,336
			288,751
Blue Chip Medical Products – 57.74%
	Abbott Laboratories	1,500	71,550
	Allergan	1,000	47,760
†	Amgen	1,600	79,232
±	AstraZeneca	798	28,256
†	Biogen Idec	2,200	115,324
†	Boston Scientific	2,200	17,490
	Bristol-Myers Squibb	3,000	65,760
±	Chugai Pharmaceutical	4,022	68,525
†	Forest Laboratories	4,000	87,840
	GlaxoSmithKline ADR	1,100	34,177
	Johnson & Johnson	1,000	52,600
	Lilly (Eli)	3,750	125,288
	Pfizer	7,500	102,150
±	Sanofi-Aventis	754	42,314
	Schering-Plough	3,000	70,650
±†	Smith & Nephew	4,922	30,631
†	St. Jude Medical	600	21,798
	Stryker	3,500	119,139
	Wyeth	3,300	142,032
†	Zimmer Holdings	4,250	155,125
			1,477,641

4

		Number of shares	Value
Common Stock (continued)
Healthcare Services – 6.88%
†	Health Net	1,000	$14,480
	UnitedHealth Group	2,500	52,325
	Walgreen	2,750	71,390
†	WellPoint	1,000	37,970
			176,165
Miscellaneous – 5.40%
	Estee Lauder Class A	3,250	80,113
†	Sina	900	20,925
†	Terex	4,000	37,000
			138,038
Pharmaceutical Contract Research & Healthcare IT – 0.40%
†	Eclipsys	1,000	10,140
			10,140
Small/Mid-Cap Medical Products – 20.23%
†	Affymetrix	16,000	52,320
†	Align Technology	2,200	17,446
†	ArthroCare	2,000	9,800
†	Bare Escentuals	750	3,075
±	Bayer	378	18,360
†	Celera	3,500	26,705
†	Charles River Laboratories International	4,700	127,887
±	Koninklijke DSM	1,218	32,048
	Pall	600	12,258
	Perrigo	3,750	93,112
	Sepracor	5,500	80,630
±†	Sorin	3,300	2,237
†	Waters	600	22,170
†	Wright Medical Group	1,500	19,545
			517,593
Total Common Stock (cost $3,020,362)			2,608,328
Total Value of Securities – 101.93%
	(cost $3,020,362)		2,608,328
Liabilities Net of Receivables and Other Assets – (1.93%)			(49,302)
Net Assets Applicable to 376,527
	Shares Outstanding – 100.00%		$2,559,026

5

Statement of net assets
Delaware Healthcare Fund

Net Asset Value – Delaware Healthcare Fund
Class A ($818,409 / 120,418 Shares)	$6.80
Net Asset Value – Delaware Healthcare Fund
Institutional Class ($1,740,617 / 256,109 Shares)	$6.80

Components of Net Assets at March 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$3,066,871
Accumulated net investment loss	(4,166)
Accumulated net realized loss on investments	(91,565)
Net unrealized depreciation of investments and foreign currencies	(412,114)
Total net assets	$2,559,026

†	Non income producing security.
«	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
±	Security is being valued based on international fair value pricing. At March 31, 2009, the aggregate amount of international fair value priced securities was $241,388, which represented 9.43% of the Fund’s net assets See Note 1 in “Notes to financial statements.”

ADR – American Depositary Receipts

Net Asset Value and Offering Price Per Share —
Delaware Healthcare Fund
Net asset value Class A (A)	$6.80
Sales charge (5.75% of offering price) (B)	0.41
Offering price	$7.21

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $1,000,000 or more.

See accompanying notes

6

Statement of operations
Delaware Healthcare Fund	Six Months Ended March 31, 2009 (Unaudited)

Investment Income:
Dividends	$19,128
Interest	5
Foreign tax withheld	(198)
18,935
Expenses:
Management fees	10,399
Audit and tax	5,526
Registration fees	2,191
Dues and services	1,238
Custodian fees	1,227
Distribution expenses — Class A	1,120
Pricing fees	1,062
Accounting and administration expenses	489
Legal fees	326
Dividend disbursing and transfer agent fees and expenses	219
Trustees’ fees	98
Insurance fees	51
Reports and statements to shareholders	42
Consulting fees	17
Trustees’ expenses	6
Taxes (other than taxes on income)	4
24,015
Less fees waived	(6,314)
Less waived distribution expenses — Class A	(1,120)
Total operating expenses	16,581
Net Investment Income	2,354

Net Realized and Unrealized Loss on Investments and Foreign Currencies:
Net realized loss on:
Investments	(67,335)
Foreign currencies	(2,209)
Net realized loss	(69,544)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(335,686)
Net Realized and Unrealized Loss on Investments
and Foreign Currencies	(405,230)

Net Decrease in Net Assets Resulting from Operations	$(402,876)

See accompanying notes

7

Statements of changes in net assets
Delaware Healthcare Fund

	Six Months	Year
	Ended	Ended
	3/31/09	9/30/08*
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,354	$(645)
Net realized gain (loss) on investments and foreign currencies	(69,544)	163,791
Net change in unrealized appreciaton/depreciation of investments
and foreign currencies	(335,686)	(76,428)
Net increase (decrease) in net assets resulting from operations	(402,876)	86,718

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(749)	—
Institutional Class	(1,705)	—

Net realized gain on investments:
Class A	(36,400)	(125)
Institutional Class	(82,808)	(70,825)
	(121,662)	(70,950)

Capital Share Transactions:
Proceeds from shares sold:
Class A	137,590	737,598
Institutional Class	—	1,999,999

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	37,148	125
Institutional Class	84,512	70,824
	259,250	2,808,546
Increase in net assets derived from capital share transactions	259,250	2,808,546
Net Increase (Decrease) in Net Assets	(265,288)	2,824,314

Net Assets:
Beginning of period	2,824,314	—
End of period (including accumulated net investment loss of
$4,166 and $2,625, respectively)	$2,559,026	$2,824,314

*Fund commenced operations on September 28, 2007.

See accompanying notes

8

Financial highlights
Delaware Healthcare Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/09[1]	9/30/08[2]
	(Unaudited)
Net asset value, beginning of period	$8.360	$8.500

Income (loss) from investment operations:
Net investment income (loss)[3]	0.007	(0.002)
Net realized and unrealized gain (loss) on
investments and foreign currencies	(1.220)	0.163
Total from investment operations	(1.213)	0.161

Less dividends and distributions from:
Net investment income	(0.007)	—
Net realized gain on investments	(0.340)	(0.301)
Total dividends and distributions	(0.347)	(0.301)

Net asset value, end of period	$6.800	$8.360

Total return[4]	(14.47% )	1.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$818	$788
Ratio of expenses to average net assets	1.35%	1.35%
Ratio of expenses to average net assets prior to fees waived	2.17%	3.75%
Ratio of net investment income (loss) to average net assets	0.19%	(0.03% )
Ratio of net investment loss to average net assets prior to fees waived	(0.63% )	(2.43% )
Portfolio turnover	152%	154%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Fund commenced operations on September 28, 2007.
[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

9

Financial highlights
Delaware Healthcare Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/09[1]	9/30/08[2]
	(Unaudited)
Net asset value, beginning of period	$8.360	$8.500

Income (loss) from investment operations:
Net investment income (loss)[3]	0.007	(0.002)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.220)	0.163
Total from investment operations	(1.213)	0.161

Less dividends and distributions from:
Net investment income	(0.007)	—
Net realized gain on investments	(0.340)	(0.301)
Total dividends and distributions	(0.347)	(0.301)

Net asset value, end of period	$6.800	$8.360

Total return[4]	(14.47% )	1.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,741	$2,036
Ratio of expenses to average net assets	1.35%	1.35%
Ratio of expenses to average net assets prior to fees waived	1.87%	3.45%
Ratio of net investment income (loss) to average net assets	0.19%	(0.03% )
Ratio of net investment loss to average net assets prior to fees waived	(0.33% )	(2.13% )
Portfolio turnover	152%	154%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Fund commenced operations on September 28, 2007.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

10

Notes to financial statements
Delaware Healthcare Fund	March 31, 2009 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Global Real Estate Securities Fund, Delaware Growth Opportunities Fund and Delaware Healthcare Fund. These financial statements and related notes pertain to the Delaware Healthcare Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. The Fund is available only to certain residents of certain states. As of March 31, 2009, Class C and Class R had not commenced operations.

The investment objective of the Fund is to seek maximum long-term capital growth through capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under

11

Notes to financial statements
Delaware Healthcare Fund

Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At March 31, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded

12

on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended March 31, 2009.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Fund, 0.80% on the next $500 million, 0.75% on the next $1.5 billion and 0.70% on average daily net assets in excess of $2.5 billion.

DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, non-routine expenses)), do not exceed 1.35% of average daily net assets of the Fund. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. These expense waivers may be discontinued at any time because they are voluntary, and apply only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended March 31, 2009, the Fund was charged $61 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

13

Notes to financial statements
Delaware Healthcare Fund

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has voluntarily agreed to waive all such distribution and service fees at this time. This expense waiver may be discontinued at any time because it is voluntary, and applies only to expenses paid directly by the Fund.

At March 31, 2009, the Fund had receivables due from or liabilities payable to affiliates as follows:

Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	$(48)
Other expenses payable to DMC and affiliates*	(154)
Receivable from DMC under expense limitation agreement	745

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended March 31, 2009, the Fund was charged $100 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Fund for each Trustees’ retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended March 31, 2009, the Fund made purchases of $2,158,362 and sales of $1,927,991 of investment securities other than short-term investments.

At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments was $3,031,570. At March 31, 2009, net unrealized depreciation was $423,242, of which $104,062 related to unrealized appreciation of investments and $527,304 related to unrealized depreciation of investments.

Effective October 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting

14

entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 — inputs are quoted prices in active markets
Level 2 — inputs are observable, directly or indirectly
Level 3 — inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$2,366,940
Level 2	241,388
Level 3	—
Total	$2,608,328

There were no Level 3 securities at the beginning or end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended March 31, 2009 and year ended September 30, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	3/31/09*	9/30/08
Ordinary income	$121,662	$70,950

*Tax information for the period ended March 31, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$3,066,871
Realized losses 10/1/08 — 3/31/09	(19,429)
Post-October losses	(62,898)
Post-October currency losses	(2,196)
Unrealized depreciation of investments and foreign currencies	(423,322)
Net assets	$2,559,026

15

Notes to financial statements
Delaware Healthcare Fund

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of passive foreign investment companies (PFICs).

Post-October losses represent losses realized on investment and foreign currency transactions from November 1, 2008 through March 31, 2009 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended March 31, 2009, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:

Paid-in capital	$(925)
Accumulated net investment income	(1,441)
Accumulated net realized loss	2,366

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	3/31/09	9/30/08*
Shares sold:
Class A	20,619	94,265
Institutional Class	—	235,297

Shares issued upon reinvestment of dividends and distributions:
Class A	5,520	14
Institutional Class	12,557	8,255
	38,696	337,831
Net increase	38,696	337,831

*Fund commenced operations on September 28, 2007.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

16

Effective November 18, 2008, the Fund, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009. The Fund had no amounts outstanding as of March 31, 2009 or at any time during the period then ended.

8. Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No foreign currency exchange contracts were outstanding at March 31, 2009.

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

17

Notes to financial statements
Delaware Healthcare Fund

The Fund concentrates its investments in the healthcare industry and is subject to the risks associated with that industry. The value of the Fund’s shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund which invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

18

About the organization

This semiannual report is for the information of Delaware Healthcare Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Healthcare Fund, which is available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For most recent performance, please call 800 523-1918.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments® Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

19

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

20

Item 2. Code of Ethics

       Not applicable.

Item 3. Audit Committee Financial Expert

       Not applicable.

Item 4. Principal Accountant Fees and Services

       Not applicable.

Item 5. Audit Committee of Listed Registrants

       Not applicable.

Item 6. Investments

       (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

       (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

       Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

       Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

       Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

       Not applicable.

Item 11. Controls and Procedures

       The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Equity Funds IV

PATRICK P. COYNE
By: Patrick P. Coyne
Title: Chief Executive Officer
Date: June 3, 2009

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By: Patrick P. Coyne
Title: Chief Executive Officer
Date: June 3, 2009

RICHARD SALUS
By: Richard Salus
Title: Chief Financial Officer
Date: June 3, 2009